Operating Lease Right-of-Use Assets, Net (Tables)	12 Months Ended
Jun. 30, 2024
Operating Lease Right-of-Use Assets, Net [Abstract]
Schedule of Operating Lease Right -of-Use Assets	Operating lease right -of-use assets, net were as follows as of June 30, 2024 and 2023:
	2023	Increase/ (Decrease)	Exchange rate translation	2024
Shou Hill Valley Area	$2,075,895	$-	$28,836	$2,104,731
Villas	2,048,942	-	28,462	2,077,404
Farmland*	2,075,895	-	28,836	2,104,731
Warehouse**	718,555	(728,731)	10,176	-
Base Station Tower	241,822	-	3,359	245,181
Total right-of-use assets, at cost	7,161,109	(728,731)	99,669	6,532,047
Less: accumulated amortization	(1,526,807)	(198,666)	(11,301)	(1,736,774)
Right-of-use assets, net	$5,634,302	$(927,397)	88,368	$4,795,273
*	On July 7, 2021, E-Home Pingtan entered into an agreement with an unaffiliated company and individual to obtain the right of use for farmland of 74 acers for $2,319,791 (RMB 15,000,000). The Company prepaid the installment of $2,319,791 (RMB 15,000,000) to the individual as of June 30, 2022.
**	On December 1, 2016, Zhongrun entered into an agreement with an unaffiliated company and individual to obtain the right of use for warehouse of 7,199.38 square meters for $2,127,121 (RMB 14,814,544). The Company acquired the operating lease right-of-use assets from its acquisition of Zhongrun in July 2023. In August 2023, the Company terminated the operating lease contract with the lessor.